Preferred and Common Stock - Schedule of Share Activity (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock outstanding, beginning balance (in shares)	405,000,000	410,000,000
Common stock outstanding, ending balance (in shares)	401,620,565	405,000,000	410,000,000
Common stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock outstanding, beginning balance (in shares)	405,431,361	409,914,461	412,155,057
Issued for stock-based compensation plans (in shares)	549,976	1,287,412	2,993,340
Repurchase and retirement of common stock (in shares)	(4,360,772)	(5,770,512)	(5,233,936)
Common stock outstanding, ending balance (in shares)	401,620,565	405,431,361	409,914,461